Loans - Schedule of Allowances for Loan Losses by Portfolio Segment (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	$ 5,085	$ 4,580	$ 4,082
PROVISION FOR LOAN LOSSES	643	840	823
Charge-offs	(1,422)	(428)	(507)
Recoveries	75	93	182
Net charge-offs	(1,347)	(335)	(325)
Ending balance	4,381	5,085	4,580
Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	1,219	933	1,024
PROVISION FOR LOAN LOSSES	1,047	451	(78)
Charge-offs	(1,005)	(190)	(29)
Recoveries	28	25	16
Net charge-offs	(977)	(165)	(13)
Ending balance	1,289	1,219	933
Commercial Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	1,872	1,902	1,673
PROVISION FOR LOAN LOSSES	23	78	512
Charge-offs	(379)	(108)	(283)
Recoveries	8
Net charge-offs	(371)	(108)	(283)
Ending balance	1,524	1,872	1,902
Residential Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	1,205	1,096	894
PROVISION FOR LOAN LOSSES	(164)	173	206
Charge-offs	(27)	(82)	(106)
Recoveries	25	18	102
Net charge-offs	(2)	(64)	(4)
Ending balance	1,039	1,205	1,096
Construction & Land Development [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	178	253	180
PROVISION FOR LOAN LOSSES	(36)	(75)	73
Ending balance	142	178	253
Consumer [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	91	76	78
PROVISION FOR LOAN LOSSES	(34)	13	23
Charge-offs	(11)	(48)	(89)
Recoveries	14	50	64
Net charge-offs	3	2	(25)
Ending balance	60	91	76
Unallocated [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	520	320	233
PROVISION FOR LOAN LOSSES	(193)	200	87
Ending balance	$ 327	$ 520	$ 320